Supplemental cash flow information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Schedule of Cash Flow, Supplemental [Line Items]
Cash payments for income taxes	¥ 411,133	¥ 331,007	¥ 282,440
Interest payments	352,590	325,575	365,109
Capital lease obligations incurred	¥ 3,422	¥ 3,749	¥ 5,847